Retirement Benefit Plans - Summary of Remeasurement Losses/(Gains) Recognised In Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Pension remeasurement	£ 522	£ (470)	[1]	£ 103	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.